Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Lease liabilities [abstract]
Detailed Information About In Lease Liabilities Included In Consolidated Balancesheet
Total lease liabilities included in the Consolidated Balance Sheets are as follows:

	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$114	$136
Additions (terminations)	(97)	1
Unwinding of discount on lease liabilities	1	7
Lease payments	(5)	(30)

Balance, end of period	$13	$114

Current portion	$5	$29
Long-term portion	$8	$85

Detailed information About In Maturity Lease Payments
The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after September 30, 2020:

	2020	2021	2022	2023	2024	Thereafter	Total
Transportation	$1	$3	$2	$—	$—	$—	$6
Vehicle	—	2	1	1	—	—	4
Surface	—	—	—	—	—	6	6

Total	$1	$5	$3	$1	$—	$6	$16